SCHEDULE OF COMPONENTS OF EQUITY DEFICIENCY, LOANS AND BORROWING, OTHER CURRENT LIABILITIES, NET OF CASH (Details) - CAD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Risk Management
Shareholder’s equity	$ 43,144,784	$ 27,188,344	$ (6,793,162)	$ (4,316,964)
Current liabilities	4,664,867	12,462,372
Total liabilities and equity	47,809,651	39,650,716
Cash	(21,607,892)	(5,162,991)	$ (2,740,881)	$ (1,990,203)
Total	$ 26,201,759	$ 34,487,725